Schedule of finance income (Details) (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finance Income
Interest income on loan	₨ 4,240	₨ 7,206	₨ 4,810